Document and Entity Information	Apr. 29, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001694028
Document Type	8-K
Document Period End Date	Apr. 29, 2022
Entity Registrant Name	LIBERTY ENERGY INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-38081
Entity Tax Identification Number	81-4891595
Entity Address, Address Line One	950 17th Street
Entity Address, Address Line Two	Suite 2400
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	(303)
Local Phone Number	515-2800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, par value $0.01
Trading Symbol	LBRT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false